Finance receivables (Tables)	9 Months Ended
Sep. 30, 2024
Finance receivables
Schedule of finance receivables
$
Balance – January 1, 2024	8,095,354
Add: Additions	2,452,033
Add: Interest income	397,939
Less: Interest payments	(367,346)
Less: Principal payments	(3,390,767)
Effects of foreign exchange	(203,700)
Balance – September 30, 2024	6,983,513
Current	6,983,513
Non-current	-
Balance – September 30, 2024	6,983,513
$
Minimum payments receivable	6,647,037
Unearned income	336,476
Net investment	6,983,513
Allowance for credit losses	—
Finance receivables, net	6,983,513